Financial Instruments and Related Disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurements of assets and liabilities [line items]
Beginning balance	£ (5,657)	£ (5,486)
Net losses recognised in the income statement	(1,233)	(970)
Net gains recognised in other comprehensive income	123	22
Contingent consideration for businesses divested/acquired during the year	0	80
Payment of contingent consideration liabilities	1,095	685
Additions	381	117
Disposals and settlements	(27)	(52)
Transfers from Level 3	(241)	(24)
Exchange adjustments	27	(29)
Ending balance	£ (5,532)	£ (5,657)